Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of land use rights recorded at net carrying value
The land use rights recorded at net carrying value on the Company's Consolidated Balance Sheets are summarized as follows:

December 31,	2017	2016
Cost	$1,787	$1,710
Less: Accumulated amortization	(215)	(201)
Land use rights, net	$1,572	$1,509

Schedule of amortization expense related to land use rights	As of December 31, 2017, amortization expense related to land use rights for the next five years and thereafter is as follows:

2018	$5
2019	5
2020	5
2021	5
2022	5
Thereafter	1,547
Total	$1,572